Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
ATM agreement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADSs		$ 3,641
Number of ADSs issued		3,326,113
Share price per share		$ 1.18
Roth Capital Partners, LLC [Member] | Market offering agreement [Member]
Sale Of Stock [Line Items]
Proceeds from sale of ADSs	$ 2,863,664
Total consideration of repurchase of ADSs			$ 8,626,564